Annual Total Returns[BarChart] - Emerging Markets Equity Portfolio - Emerging Markets Equity Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.66%)	18.83%	(5.15%)	(6.25%)	(12.24%)	9.06%	27.84%	(13.75%)	20.60%	26.86%